SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) (Parenthetical)	6 Months Ended
Dec. 31, 2024
Premium Rich Engineering Pte Ltd [Member]
Related Party Transaction [Line Items]
Percentage of shares held ownership	100.00%
LRS Premium Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Percentage of shares held ownership	60.00%
Hing Fatt Building And Material Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Percentage of shares held ownership	100.00%
Team General Construction Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Percentage of shares held ownership	60.00%